Financial risk management	12 Months Ended
Dec. 31, 2024
Financial risk management [Abstract]
Financial risk management	Note 41: Financial risk management
Financial instruments are fundamental to the Group’s activities and the associated risks represent a significant component of the overall risks faced by the Group.
The primary risks affecting the Group through its use of financial instruments are: market risk, credit risk, liquidity risk, capital risk and insurance underwriting risk.
Market risk
The Group’s largest residual interest rate risk exposure arises from balances that are deemed to be insensitive to changes in market rates
(including current accounts, a portion of variable rate deposits and investable equity). The risk is managed through the Group’s structural hedge which consists of longer-term fixed rate assets and interest rate swaps. The notional balance and duration of the structural hedge is reviewed regularly by the Group Asset and Liability Committee. More information is set out on pages 190 to 195.
Credit risk
The Group’s credit risk exposure arises in respect of the instruments below and predominantly in the United Kingdom. Credit risk appetite is set at Board level and is described and reported through a suite of metrics devised from a combination of accounting and credit portfolio performance measures, which include the use of various credit risk rating systems as inputs and assess credit risk at a counterparty level using three components: (i) the probability of default by the counterparty on its contractual obligations; (ii) the current exposures to the counterparty and their likely future development, from which the Group derives the exposure at default; and (iii) the likely loss ratio on the defaulted obligations, the loss given default. The Group uses a range of approaches to mitigate credit risk, including internal control policies, obtaining collateral, using master netting agreements and other credit risk transfers, such as asset sales and credit derivatives based transactions. More information is set out on pages 155 to 180.
Liquidity risk
Liquidity risk is defined as the risk that the Group has insufficient financial resources to meet its commitments as they fall due, or can only secure them at excessive cost. Liquidity risk is managed through a series of measures, tests and reports that are primarily based on contractual maturity. The Group carries out monthly stress testing of its liquidity position against a range of scenarios, including those prescribed by the PRA. The Group’s liquidity risk appetite is also calibrated against a number of stressed liquidity metrics. More information is set out on pages 183 to 189.
Capital risk
Capital is actively managed on an ongoing basis for both the Group and its regulated banking subsidiaries, with associated capital policies and procedures subjected to regular review. The Group assesses both its regulatory capital requirements and the quantity and quality of capital resources it holds to meet those requirements in accordance with the relevant provisions of the Capital Requirements Directive
(CRD V) and Capital Requirements Regulation (UK CRR). This is supplemented through additional regulation set out under the PRA
Rulebook and through associated statements of policy, supervisory statements and other regulatory guidance. Regulatory capital ratios are considered a key part of the budgeting and planning processes. Target capital levels take account of current and future regulatory requirements, capacity for growth and to cover uncertainties. At 31 December 2024, the Group’s common equity tier 1 capital was
£31,979 million (31 December 2023: £31,897 million). Further details of the Group’s capital resources are provided in the table marked audited on page 147.
The insurance business (the Scottish Widows Group) and each of the constituent UK insurance companies within it are regulated by the
PRA. The insurance businesses are required to calculate solvency capital requirements and available capital in accordance with Solvency II.
The Group complied with these requirements in 2024 and 2023. The Insurance business of the Group calculates regulatory capital on the basis of an internal model, which was approved by the PRA on 5 December 2015, with the latest major change to the model approved in
November 2024. The capital position of the Group’s insurance businesses is reviewed on a regular basis by the Insurance, Pensions and
Investments Executive Committee. More information is set out on page 150.
Insurance underwriting risk
Insurance underwriting risk is the risk of adverse developments in the timing, frequency and severity of claims for insured/underwritten events and in customer behaviour, leading to reductions in earnings and/or value and arises within the Group’s Insurance business.
Insurance underwriting risk is measured using a variety of techniques including stress, reverse stress and scenario testing, as well as stochastic modelling. Current and potential future insurance underwriting risk exposures are assessed and aggregated on a range of stresses including risk measures based on 1-in-200 year stresses for the Insurance business’s regulatory capital assessments and other supporting measures where appropriate. The Group also mitigates insurance underwriting risk via the use of reinsurance arrangements. More information is set out on page 182. The Group's critical accounting judgements and key sources of estimation uncertainty for its Insurance business are set out in note 8.